As filed with the Securities and Exchange Commission on 09/04/03




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811- 05037)
                                                    ------------



                        Professionally Managed Portfolios
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)



                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and address of agent for service)


                           (414) 765-5344 Registrant's
                      telephone number, including area code



Date of fiscal year end: June 30, 2003
                         -------------



Date of reporting period:  June 30, 2003
                           -------------

Item 1. Report to Stockholders.



LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS

LEONETTI BALANCED FUND

ANNUAL REPORT

June 30, 2003

(L&A LOGO)

                                                          LEONETTI BALANCED FUND

(L&A LOGO)

Dear Shareholders:

Stocks enjoyed a strong move higher in the second quarter after suffering through a difficult first quarter. The size of the rally carried stocks nearly back to the levels seen a year ago. The Dow Jones Industrial Average and the S&P 500 finished slightly down from a year ago, but the NASDAQ Composite finished higher. Growth stocks came back into vogue during the second quarter of 2003, as did small capitalization and mid-capitalization stocks.

The rally of the second quarter was generated by investors' positive outlook for the economy later this year, the tax cuts that were enacted, an extremely low interest rate environment, additional liquidity being added into the economy by the Federal Reserve as they deemed deflation a greater risk than inflation, an outlook for improved earnings and product demand for the latter part of the year, and the very quick military success in Iraq during the combat phase.

The stock market spent most of the second quarter in an overbought range, pushing valuations in many stocks quite high. Even though the market enjoyed a rich valuation, enough cash came into the market to propel prices higher. This coupled with the low interest rate environment, kept stocks quite attractive through the second quarter.

It should be expected that some sort of decoupling between the bond and the stock market would take place in the future. The bond market has been benefiting from low interest rates, a weak economy and a difficult employment outlook. Skittish investors flocked to bonds in droves, pushing the bond market to post record inflows month after month. At the same time, the stock market has been benefiting from an outlook of a much rosier economy and a stronger employment situation. Some investors have aggressively re-entered the markets in hopes of riding any sharp upturn in prices. This contradiction in market behavior and the very fact that only one may likely be right will be a cause of concern in the future for investors in either marketplace.

The hope is that the decoupling happens in a very gradual manner. This would enable the bubble that has developed in the fixed income market to slowly release air without a dramatic decline in prices. It would also enable the stock market to handle the high valuations that many stocks have moved toward as the economy begins to meet future expectations of growth.

The wild card that has hindered the economy remains the same and that is business spending. The consumer has continued to spend over the past couple of years even in the face of the economic slowdown. Consumer spending has cushioned the economy from a more severe decline. The real catalyst for the economy will come from spending and increased employment opportunities from business. What will finally cause this to happen remains a mystery, but economists and market pundits agree it is a necessary ingredient for the market and the economy to enjoy sustained growth.

During the past twelve months, the Leonetti Balanced Fund's stock and bond holdings did well during the corrective and the rally phases of the market. The fixed-income portion of your fund's portfolio was concentrated in the three to five year maturity range. The Fund's large cash balance held down the results in the second quarter of 2003 during the stock market's strong rally.

The ten largest stock holdings in the Fund as of June 30, 2003 were: S&P Depository Receipts, Borg Warner, Tribune, BB&T Corp., American Standard, Johnson & Johnson, Computer Sciences, Patterson Energy-UTI, Dean Foods and Bed, Bath & Beyond.

It appears that the fourth quarter will probably be more attractive than the third quarter due to the high valuations reached by stocks during the second quarter. The bond market should be able to stay somewhat less volatile in the third quarter, but towards the end of the third quarter or in the fourth quarter a gradual rise in interest rates is anticipated, increasing the likelihood of volatility. We welcome our new shareholders and thank our existing ones for their loyalty to the Fund. We look for the second half of the year to be favorable for the stock market and for the Leonetti Balanced Fund.

Cordially,

/s/ Craig T. Johnson

Craig T. Johnson
Portfolio Manager
Leonetti & Associates, Inc.

Opinions expressed are those of Craig T. Johnson and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Small and mid-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however value stocks have a lower expected growth rate in earnings and sales. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

The Standard & Poor's 500 Index, Nasdaq Composite and Dow Jones Industrial Average are unmanaged indices commonly used to measure performance of U.S. Stocks. One cannot invest directly in an index.

Mutual fund investing involves risk.  Principal loss is possible.

The Leonetti Balanced Fund is distributed by Quasar Distributors, LLC. (08/03)

                             LEONETTI BALANCED FUND
Value of $10,000 vs Wilshire 5000+Salomon+US Treasury and Lipper Balanced Index

                          Average Annual Total Return
                           Period Ended June 30, 2003
                    1 Year                           (4.61)%
                    5 Year                            1.88%
                    Since inception (8/1/95)          6.92%

                  Leonetti            Wilshire 5000+             Lipper
   Date         Balanced Fund      Salomon+US Treasury       Balanced Index
   ----         -------------      -------------------       --------------
  8/1/95           $10,000               $10,000                 $10,000
 6/30/96           $10,846               $11,535                 $11,245
 6/30/97           $12,464               $13,994                 $13,565
 6/30/98           $15,468               $17,085                 $16,063
 6/30/99           $19,224               $19,552                 $17,914
 6/30/00           $21,494               $21,196                 $18,709
 6/30/01           $18,812               $19,713                 $18,514
 6/30/02           $17,803               $18,844                 $17,115
 6/30/03           $16,982               $18,747                 $17,713

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper category. The Wilshire 5000 + Salomon + US Treasury Index is a blend of the Wilshire 5000 Equity Index (65%), the Salomon Broad Investment Grade Bond Index (25%) and the 90-day U.S. Government Treasury Bill Yield (10%). The Wilshire 5000 measures the performance of all equity securities issued by companies with headquarters in the U.S. The Salomon Broad Index consists of U.S. Treasury and Government-sponsored agency bonds with a maturity of one year or longer. The indices are unmanaged and returns include reinvested dividends. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at June 30, 2003

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 52.2%

AUTO PARTS & EQUIPMENT: 3.5%
     12,000    BorgWarner, Inc.                                    $   772,800
                                                                   -----------

BANKS: 4.7%
     20,000    BB&T Corp.                                              686,000
     11,025    Charter One
                 Financial, Inc.                                       343,759
                                                                   -----------
                                                                     1,029,759
                                                                   -----------

BUILDING MATERIALS: 3.0%
      9,000    American
                 Standard Cos. Inc.*                                   665,370
                                                                   -----------

COMMERCIAL SERVICES: 1.2%
     12,000    ARAMARK Corp.*                                          269,040
                                                                   -----------

COMMUNICATIONS EQUIPMENT: 1.5%
     20,000    Nokia Corp.                                             328,600
                                                                   -----------

COMPUTERS: 1.5%
     15,000    Hewlett-Packard Co.                                     319,500
                                                                   -----------

COMPUTER SERVICES: 2.4%
     14,000    Computer
                 Sciences Corp.*                                       533,680
                                                                   -----------

FINANCE - INDEX: 4.4%
     10,000    Standard & Poor's
                 Depositary Receipts                                   976,300
                                                                   -----------

FOOD: 5.5%
     15,000    ConAgra Foods, Inc.                                     354,000
     15,000    Dean Foods Co.*                                         472,500
     20,000    Sara Lee Corp.                                          376,200
                                                                   -----------
                                                                     1,202,700
                                                                   -----------

HEALTHCARE - PRODUCTS: 2.9%
     12,500    Johnson & Johnson                                       646,250
                                                                   -----------

HEALTHCARE - SERVICES: 1.5%
     15,000    Sunrise Senior
                 Living, Inc.*                                         335,700
                                                                   -----------

HOME FURNISHINGS: 2.1%
     12,000    Bed Bath &
                 Beyond Inc.*                                          465,840
                                                                   -----------

LEISURE - TOYS: 0.7%
      5,000    Leapfrog
                 Enterprises, Inc.*                                    159,050
                                                                   -----------

MEDIA: 4.4%
     15,000    AOL Time Warner Inc.*                                   241,350
     15,000    Tribune Co.                                             724,500
                                                                   -----------
                                                                       965,850
                                                                   -----------

MEDICAL INSTRUMENTS: 1.3%
     10,000    Biomet, Inc.                                            286,900
                                                                   -----------

OIL & GAS SERVICES: 2.2%
     15,000    Patterson - UTI
                 Energy, Inc.*                                         485,550
                                                                   -----------

PERSONAL CARE: 1.3%
     15,000    The Dial Corp.                                          291,750

                                                                   -----------
PHARMACEUTICALS: 0.8%
      5,000    Eon Labs, Inc.*                                         175,700
                                                                   -----------

RETAIL: 2.0%
      5,000    Hot Topic, Inc.*                                        134,800
      8,000    Target Corp.                                            302,720
                                                                   -----------
                                                                       437,520
                                                                   -----------

TELECOMMUNICATIONS: 1.2%
     15,000    Nextel
                 Communications, Inc.*                                 271,050
                                                                   -----------

TRANSPORTATION - AIR: 1.5%
      8,000    JetBlue Airways Corp.*                                  335,840
                                                                   -----------

TOOLS: 1.6%
      8,000    The Black &
                 Decker Corp.                                          347,600
                                                                   -----------

WASTE MANAGEMENT: 1.0%
      5,500    Stericycle, Inc.*                                       210,980
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $9,943,057)                                                 11,513,329
                                                                   -----------

 PRINCIPAL
  AMOUNT
  ------
BONDS AND NOTES: 29.6%

CORPORATE BONDS: 20.0%
 $  500,000    Bank One Corp.,
                 2.625%, 6/30/08                                       491,564
  1,000,000    General Motors
                 Acceptance Corp.,
                 6.125%, 9/15/06                                     1,052,803
  1,000,000    Hewlett Packard Co.,
                 5.75%, 12/15/06                                     1,114,187
    500,000    Tribune Co.,
                 5.50%, 10/6/08                                        535,414
    600,000    Verizon Global
                 Funding Corp.,
                 6.125%, 6/15/07                                       675,416
    500,000    Viacom Inc.,
                 5.625%, 5/1/07                                        556,444
                                                                   -----------
                                                                     4,425,828
                                                                   -----------

U.S. GOVERNMENT OBLIGATION AND
  GOVERNMENT AGENCY: 9.6%
    700,000    Federal Farm Credit Bank
                 1.875%, 01/16/07                                      699,974
  1,300,000    U.S. Treasury Bond,
                 4.625%, 5/15/06                                     1,409,230
                                                                   -----------
                                                                     2,109,204
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $6,077,449)                                                  6,535,032
                                                                   -----------

REPURCHASE AGREEMENT:  21.5%
 $4,748,000    U.S. Bank Repurchase
                 Agreement, 0.90%,
                 dated 6/30/03,
                 due 7/1/03,
                 [collateralized by
                 $4,842,625 Freddie
                 Mac Giant Pool,
                 G01505, 5.00%,
                 due 1/1/33
                 (proceeds $4,748,119)]
                 (cost $4,748,000)                                   4,748,000
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $20,768,506):  103.3%                                       22,796,361
Liabilities in excess of
  Other Assets:  (3.3)%                                               (730,915)
                                                                   -----------
NET ASSETS:  100.0%                                                $22,065,446
                                                                   -----------
                                                                   -----------

*    Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2003

ASSETS
   Investments in securities, at value (cost $16,020,506)          $18,048,361
   Repurchase agreement, at value (cost $4,748,000)                  4,748,000
   Cash                                                                    517
   Receivables:
       Dividends and interest                                           47,158
       Fund shares sold                                                    532
   Prepaid expenses                                                      5,695
                                                                   -----------
           Total assets                                             22,850,263
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            699,974
       Fund shares redeemed                                             26,242
       Advisory fees                                                    16,912
       Administration fees                                               3,668
       Custody fees                                                      3,964
   Accrued expenses                                                     34,057
                                                                   -----------
           Total liabilities                                           784,817
                                                                   -----------
   NET ASSETS                                                      $22,065,446
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($22,065,446/1,766,821; unlimited number of shares
     authorized without par value)                                      $12.49
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $22,976,783
   Undistributed net investment income                                 118,435
   Accumulated net realized loss on investments                     (3,057,627)
   Net unrealized appreciation on investments                        2,027,855
                                                                   -----------
           Net assets                                              $22,065,446
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2003

INVESTMENT INCOME
   Income
       Interest                                                    $   383,803
       Dividends (net of foreign withholding tax of $911)              185,886
       Other income                                                         25
                                                                   -----------
           Total income                                                569,714
                                                                   -----------

   Expenses
       Advisory fees                                                   219,192
       Transfer agent fees                                              62,821
       Administration fees                                              43,838
       Fund accounting fees                                             26,584
       Audit fees                                                       15,213
       Registration fees                                                14,554
       Custody fees                                                     14,451
       Reports to shareholders                                          10,527
       Trustees fees                                                     7,294
       Legal fees                                                        4,177
       Insurance expense                                                 1,394
       Miscellaneous                                                     5,456
                                                                   -----------
           Total expenses                                              425,501
                                                                   -----------
               NET INVESTMENT INCOME                                   144,213
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                 (1,472,369)
   Change in net unrealized appreciation on investments                105,626
                                                                   -----------
       Net realized and unrealized loss on investments              (1,366,743)
                                                                   -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $(1,222,530)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2003  JUNE 30, 2002
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                            $   144,213    $   232,215
   Net realized loss on investments                  (1,472,369)    (1,585,285)
   Change in net unrealized
     appreciation/depreciation on investments           105,626       (121,574)
                                                    -----------    -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                   (1,222,530)    (1,474,644)
                                                    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                          (254,908)      (238,708)
   From net realized gain                                    --       (258,052)
                                                    -----------    -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (254,908)      (496,760)
                                                    -----------    -----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived
     from net change in
     outstanding shares (a)                          (1,937,981)      (549,091)
                                                    -----------    -----------
       TOTAL DECREASE IN NET ASSETS                  (3,415,419)    (2,520,495)

NET ASSETS
   Beginning of year                                 25,480,865     28,001,360
                                                    -----------    -----------
   END OF YEAR                                      $22,065,446    $25,480,865
                                                    -----------    -----------
                                                    -----------    -----------
Undistributed net investment income                 $   118,435    $   229,156
                                                    -----------    -----------
                                                    -----------    -----------

(a)  A summary of capital share transactions is as follows:

                                 YEAR ENDED                  YEAR ENDED
                                JUNE 30, 2003               JUNE 30, 2002
                             ------------------          ------------------
                             Shares       Value          Shares       Value
                             ------       -----          ------       -----
Shares sold                  191,821    $ 2,249,872     146,588    $ 1,973,220
Shares issued
  in reinvestment
  of distributions            20,919        252,913      36,821        492,297
Shares redeemed             (368,327)    (4,440,766)   (222,625)    (3,014,608)
                            --------    -----------    --------    -----------
Net decrease                (155,587)   $(1,937,981)    (39,216)   $  (549,091)
                            --------    -----------    --------    -----------
                            --------    -----------    --------    -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                      YEAR ENDED JUNE 30,
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
Net asset value,
  beginning of year                            $13.25         $14.27         $17.78         $16.34         $14.02
                                               ------         ------         ------         ------         ------

 INCOME FROM INVESTMENT OPERATIONS:
 Net investment
   income                                        0.09           0.12           0.13           0.07           0.05
 Net realized and
   unrealized gain (loss)
   on investments                               (0.71)         (0.89)         (2.25)          1.86           3.18
                                               ------         ------         ------         ------         ------
Total from
  investment operations                         (0.62)         (0.77)         (2.12)          1.93           3.23
                                               ------         ------         ------         ------         ------

 LESS DISTRIBUTIONS:
 From net
   investment income                            (0.14)         (0.12)         (0.06)         (0.05)         (0.05)
 From net realized gain                            --          (0.13)         (1.33)         (0.44)         (0.86)
                                               ------         ------         ------         ------         ------
Total distributions                             (0.14)         (0.25)         (1.39)         (0.49)         (0.91)
                                               ------         ------         ------         ------         ------
Net asset value,
  end of year                                  $12.49         $13.25         $14.27         $17.78         $16.34
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------
Total return                                    (4.61)%        (5.36)%       (12.48)%        11.81%         24.28%

 RATIOS/SUPPLEMENTAL DATA:
 Net assets,
   end of year (millions)                      $ 22.1         $ 25.5         $ 28.0         $ 30.4         $ 24.1
 Ratio of expenses to
   average net assets                            1.94%          1.86%          1.69%          1.61%          1.77%
 Ratio of net investment
   income to average
   net assets                                    0.66%          0.87%          0.79%          0.43%          0.35%
 Portfolio turnover rate                        70.34%         80.69%        115.03%         88.76%         81.16%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Leonetti Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on August 1, 1995. The investment objective of the Fund is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange, or Nasdaq are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund is valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

     At June 30, 2003, the Fund has a capital loss carryforward of $2,303,412 of which $581,495 will expire in 2010 and $1,721,917 will expire in 2011. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund has post-October losses of $754,215, which will be treated as arising on the first day of the fiscal year ending June 30, 2004.

C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized using the interest method.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. Net investment income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences are due to differing treatments for items such as deferral of wash sales, net operating losses and capital loss carryforwards. Permanent items identified in the year ended June 30, 2003 have been reclassified among components of net assets as follows for the Leonetti Balanced Fund: a decrease in paid in capital by $1, a decrease in accumulated net investment income by $26 and an increase in accumulated net realized loss by $27. Net assets were not affected by these changes.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Leonetti & Associates, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Funds. For the year ended June 30, 2003, the Fund incurred $219,192 in advisory fees.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

For the year ended June 30, 2003, the Fund incurred $43,838 in administration fees.

U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

Quasar  Distributors,  LLC, (the  "Distributor"),  acts as the Fund's  principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities for the year ended June 30, 2003 excluding short-term investments and U.S. Government Securities, were $13,704,569 and $15,484,993, respectively, for the Fund.

The cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations for the year ended June 30, 2003 excluding short-term investments, were $0 and $2,025,000, respectively.

NOTE 5 - REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the respective Fund in each agreement, and the Fund will make payment of for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to- market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2002, a distribution of $0.1441 per share was declared. The dividend was paid on December 23, 2002, to shareholders of record on December 20, 2002. The tax character of distributions paid during the years ended June 30, 2003 and 2002 was as follows:

                                           2003           2002
                                         --------       --------
  Distributions paid from:
     Ordinary income                     $254,908       $238,889
     Long-term capital gain                    --        257,871

As of June 30, 2003, the components of accumulated losses on a tax basis were as follows:

  Cost of investments (a)                             $20,768,506
                                                      -----------
                                                      -----------
  Gross unrealized appreciation                       $ 2,258,912
  Gross unrealized depreciation                          (231,057)
                                                      -----------
  Net unrealized appreciation                         $ 2,027,855
  Cumulative tax cost adjustments                     $        --
  Undistributed ordinary income                       $   118,435
  Undistributed long-term capital gain                         --
                                                      -----------
  Total distributable earnings                        $   118,435
  Other accumulated losses                            $(3,057,627)
                                                      -----------
  Total accumulated losses                            $  (911,337)
                                                      -----------
                                                      -----------

(a) At June 30, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

NOTE 7 - CHANGE IN INDEPENDENT ACCOUNTANT

Ernst & Young, LLP were previously the principal auditors for the Leonetti Balanced Fund. The decision to change auditors was resolved by the board of trustees in the meeting on August 26, 2002 and Tait, Weller & Baker were appointed principal auditors. Ernst & Young, LLP had served as principal auditors for the years ended June 30, 1996 through June 30, 2002. Additionally, the audit report of Ernst & Young, LLP on the financial statements of the Leonetti Balanced Fund that was issued for each of the years ended June 30, 1996 through June 30, 2002 were unqualified.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                      TERM OF                                             # OF FUNDS   OTHER
                         POSITION     OFFICE AND                                          IN COMPLEX   DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION                 OVERSEEN     HELD BY
AND ADDRESS              THE TRUST    TIME SERVED    DURING PAST FIVE YEARS               BY TRUSTEE   TRUSTEE
-----------              ---------    -----------    ----------------------               ----------   -------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries                        17        Not
Born (1943)              and          Term           (venture capital &                                Applicable
2020 E. Financial Way    Trustee      Since          business consulting);
Suite 100                             May 1991       formerly Chief Operating
Glendora, CA 91741                                   Officer, Integrated Assets
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc., (investment
                                                     advisory & financial
                                                     publishing firm).

Wallace L. Cook          Trustee      Indefinite     Retired. Formerly                       17        Not
Born (1939)                           Term           Senior Vice President,                            Applicable
2020 E. Financial Way                 Since          Rockefeller Trust Co.;
Suite 100                             May 1991       Financial Counselor,
Glendora, CA 91741                                   Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite     Private Investor.                       17        Not
Born (1938)                           Term           Formerly Managing                                 Applicable
2020 E. Financial Way                 Since          Director, Premier
Suite 100                             May 1991       Solutions, Ltd.  Formerly
Glendora, CA 91741                                   President and Founder,
                                                     National Investor Data
                                                     Services, Inc. (investment
                                                     related computer software).

Rowley W.P. Redington    Trustee      Indefinite     President; Intertech                    17        Not
Born (1944)                           Term           (consumer electronics                             Applicable
2020 E. Financial Way                 Since          and computer service and
Suite 100                             May 1991       marketing); formerly Vice
Glendora, CA 91741                                   President, PRS of New Jersey,
                                                     Inc. (management consulting),
                                                     and Chief Executive Officer,
                                                     Rowley Associates (consultants).

Ashley T. Rabun          Trustee      Indefinite     Founder and Chief                       17        Trustee,
(Born 1952)                           Term           Executive Officer,                                E*TRADE
2020 E. Financial Way                 Since          InvestorReach, Inc.,                              Mutual Funds
Suite 100                             May 2002       (financial services
Glendora, CA 91741                                   marketing and distribution
                                                     consulting); formerly
                                                     Partner and Director,
                                                     Nicholas-Applegate
                                                     Capital Management,
                                                     (investment management).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                      TERM OF                                             # OF FUNDS   OTHER
                         POSITION     OFFICE AND                                          IN COMPLEX   DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION                 OVERSEEN     HELD BY
AND ADDRESS              THE TRUST    TIME SERVED    DURING PAST FIVE YEARS               BY TRUSTEE   TRUSTEE
-----------              ---------    -----------    ----------------------               ----------   -------
Steven J. Paggioli       Trustee      Indefinite     Consultant, U.S.                        17        Trustee,
Born (1950)                           Term           Bancorp Fund Services,                            Managers
2020 E. Financial Way                 Since          LLC since July 2001;                              Funds
Suite 100                             May 1991       formerly Executive Vice
Glendora, CA 91741                                   President, Investment
                                                     Company Administration,
                                                     LLC ("ICA") (mutual
                                                     fund administrator and
                                                     the Fund's former
                                                     administrator).

Robert M. Slotky         President    Indefinite     Vice President, U.S.                    17        Not
Born (1947)                           Term           Bancorp Fund Services,                            Applicable
2020 E. Financial Way                 Since          LLC since July, 2001;
Suite 100                             August 2002    formerly, Senior Vice
Glendora, CA 91741                                   President, ICA (May
                                                     1997-July 2001); former
                                                     instructor of accounting
                                                     at California State
                                                     University-Northridge
                                                     (1997).

Eric W. Falkeis          Treasurer    Indefinite     Vice President, U.S.                    17        Not
Born (1973)                           Term           Bancorp Fund Services,                            Applicable
615 E. Michigan St.                   Since          LLC; Chief Financial
Milwaukee, WI  53202                  August 2002    Officer, Quasar Distributors,
                                                     LLC, since 2000.

Chad E. Fickett          Secretary    Indefinite     Compliance                              17        Not
Born (1973)                           Term           Administrator, U.S.                               Applicable
615 E. Michigan St.                   Since          Bancorp Fund Services,
Milwaukee, WI  53202                  March 2002     LLC since July, 2000.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
Leonetti Balanced Fund
and the Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of the Leonetti Balanced Fund, a series of shares of Professionally Managed Portfolios, including the schedule of investments, as of June 30, 2003, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2002 and the financial highlights for each of the four years in the period ended June 30, 2002 were audited by other auditors whose report dated August 2, 2002 expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Leonetti Balanced Fund as of June 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                              TAIT, WELLER & BAKER

                           Philadelphia, Pennsylvania
                                 August 1, 2003

                                     ADVISOR
                           LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                             Buffalo Grove, IL 60089
                              www.leonettiassoc.com

                                   DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. BANK, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                       UMB INVESTMENT SERVICES GROUP, INC.
                                  P.O. Box 2146
                            Milwaukee, WI 53201-2146
                                 (800) 537-3585

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441



Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Professionally Managed Portfolios

         By (Signature and Title)_/s/ Robert M. Slotky
                                  ----------------------------
                                      Robert M. Slotky, President

         Date September 2, 2003
              ------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Robert M. Slotky
                                   ---------------------------
                                        Robert M. Slotky, President

         Date September 2, 2003
              -----------------
         By (Signature and Title) /s/ Eric W. Falkeis
                                   ---------------------------
                                      Eric W. Falkeis, Treasurer

         Date September 2, 2003
              -----------------